ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Schedule of Financial Results of Acquired Business Since Acquisition Date
Year ended December 31, 2011

Revenue:
MobilePeak	$512,479
Telegent	1,475,808

Total	$1,988,287

Net profit (loss):
MobilePeak	$(3,072,851)
Telegent	26,012

Total	$(3,046,839)

Schedule of Pro Forma Financial Information
	Year Ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Revenue	392,868,093	681,789,612
Net income	1,352,827	107,326,539
Earnings per ordinary share:
Basic	$0.01	$0.73
Diluted	$0.009	$0.65

Chengdu Chuanyue [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation

Total purchase price:
Cash consideration paid to acquire common shares	$2,292,526
Cash paid to Chengdu Chuanyue to settle its liabilities	1,295,010
$3,587,536
Cash and cash equivalents	$86,039
Other current assets	10,953
Property and equipments	53,647
Acquired intangible assets:
- In-progress research and development	1,869,305
- Software license and copyright	868,850
Goodwill	2,699,607
Current liabilities	(1,012,707)
Non-controlling interests at fair value	(988,158)
Total cash consideration	$3,587,536

MobilePeak [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation

Total purchase price:
Cash consideration paid to acquire preference shares	$27,237,151
Pick-up of equity loss	(1,062,504)
Gains from previously held preference shares upon acquisition	1,460,353
Fair value of 48.5% preferred shares held	$27,635,000
Cash consideration paid to acquire ordinary shares	3,521,996
Accelerated vesting of MobilePeak's employees stock options (charged to additional paid-in capital)	1,300,000
Cash paid to MobilePeak to settle its liabilities and to finance its operation	12,956,439
Purchase price	$45,413,435

Cash and cash equivalents	$1,104,430
Other current assets	1,451,290
Property and equipments	917,795
Acquired intangible assets:
- Patented and completed technologies	10,300,000
- In-process research and development	11,800,000
Goodwill	31,334,875
Current liabilities	(7,191,080)
Deferred tax liabilities	(1,611,875)
Non-controlling interests at fair value	(2,692,000)
$45,413,435

Telegent [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation

Cash	$83,190,127
Accounts receivable	1,632,862
Other current assets	3,929,107
Property and equipment, net	298,550
Indemnification asset (ii)	5,567,241
Other assets	110,097
Acquired intangible assets:
- Patented and completed technologies	1,000,000
- Software license	1,506,158
Goodwill	2,873,420
Current liabilities	(2,744,806)
Long-term tax liability (ii)	(5,567,241)
Total	$91,795,515